Significant Events and Transactions in the Period	6 Months Ended
Jun. 30, 2022
Significant Events and Transactions in the Period [abstract]
SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD

NOTE 3 - SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD:

(1) In January 2022, the Company entered into a definitive securities purchase agreement with an institutional investor for the issuance, in a private placement, of an aggregate of 2,400,000 ordinary shares par value $0.09 per share or pre-funded warrants and warrants (or the “Ordinary Warrants”) to purchase up to an aggregate of 2,400,000 ordinary shares, at a purchase price of $5.00 per ordinary share (or pre-funded warrant) and associated warrant. The gross proceeds to the Company from this private placement were $12,000.

The Ordinary Warrants have an exercise price of $5.00 per share, were exercisable immediately upon issuance and will have a term of five (5) years. The pre-funded warrants, and the associated Ordinary Warrant, were sold at a price of $5.00 each, including the pre-funded warrant exercise price of $0.0001 per ordinary share. The pre-funded warrants were exercisable at any time after the date of issuance upon payment of the exercise price.

The Ordinary Warrants and the pre-funded warrants were classified as a derivative financial liability.

The initial fair value of the Ordinary Warrants and of the pre-funded warrants at issuance was $4,944 and $3,440, respectively and transaction costs were $1,993 that were paid in cash and additional cost of $248 representing the fair value of 120,000 warrants granted to the placement agent for such private placement.

The Company remeasured the Ordinary Warrants fair value at June 30, 2022 as $827 and the change in fair value was recorded in the Condensed Statement of Operations. The Company remeasured the pre-funded warrants fair value at March 25, 2022 (date of exercise) as $1,152 and the change in fair value was recorded in the Condensed Statement of Operations.

All of the pre-funded warrants were exercised on March 25, 2022, and 800,000 ordinary shares were issued in consideration for $0.0001 per share.

As a result of the above, Lind Global Fund II LP (“Lind Global”) exercised its right of participation (See also note 3(5)), and the Company entered into a definitive securities purchase agreement with Lind Global (the “Lind SPA”) for the issuance, in a private placement, of an aggregate of 20,000 ordinary shares par value $0.09 per share and Ordinary Warrants to purchase up to an aggregate of 20,000 ordinary shares, at a purchase price of $5.00 per ordinary share and associated warrant.

The terms of the Lind SPA are substantially similar to the terms of the aforementioned securities purchase agreement, and the terms of the Ordinary Warrants issued pursuant to the Lind SPA are substantially similar to the terms of the warrants issued pursuant to the aforementioned securities purchase agreement.

The warrants were classified as a derivative financial and the initial fair value of the warrants at issuance was $83. The Company remeasured the warrants fair value at June 30, 2022 as $10 and the change in fair value was recorded in the Condensed Statement of Operations.

(2) In April 2022, the Company entered into a definitive securities purchase agreement with an institutional investor for the issuance, in a private placement, of an aggregate of 5,000,000 ordinary shares par value $0.09 per share or pre-funded warrants and warrants (or the “Ordinary Warrants”) to purchase up to an aggregate of 6,250,000 ordinary shares, at a purchase price of $1.50 per ordinary share (or pre-funded warrant) and associated warrants.

The gross proceeds to the Company from this private placement were $7,500.

The Ordinary Warrants have an exercise price of $1.50 per share, were exercisable immediately upon issuance and will have a term of five (5) years. The pre-funded warrants, and the associated Ordinary Warrant, were sold at a price of $1.50 each, including the pre-funded warrant exercise price of $0.0001 per ordinary share. The pre-funded warrants were exercisable at any time after the date of issuance upon payment of the exercise price.

The Ordinary Warrants and the pre-funded warrants were classified as a derivative financial liability. The initial fair value of the Ordinary Warrants and of the pre-funded warrants at issuance was $4,489 and $3,160, respectively and transaction costs were $680 that were paid in cash and additional cost of $254 representing the fair value of 250,000 warrants granted to the underwriters.

The Company remeasured the Ordinary Warrants fair value at June 30, 2022 as $2,217 and the change in fair value was recorded in the Condensed Statement of Operations. The Company remeasured the pre-funded warrants fair value at June 17, 2022 (date of exercise) as $2,112 and the change in fair value was recorded in the Condensed Statement of Operations.

All of the pre-funded warrants were exercised on June 17, 2022 and 3,200,000 ordinary shares were issued in consideration for $0.0001 per share.

(3) In April 2022, the Company entered into an Amendment with the holder of its warrants, as mentioned in Note 3(1), to purchase up to an aggregate of 2,400,000 ordinary shares, with a purchase price of $5.00 per ordinary Share. The February Warrants were issued pursuant to a securities purchase agreement dated January 30, 2021. The Amendment modified the exercise price per ordinary share of the February Warrants to $1.50.

As a result of the Prior SPA as mentioned above, on April 20, 2022, Lind Global Fund II LP (“Lind Global”) exercised its right of participation, and the Company entered into a definitive securities purchase agreement with Lind Global (the “Lind SPA”) for the issuance, in a private placement, of an aggregate of 333,334 ordinary shares par value $0.09 per share and warrants (or the “Ordinary Warrants”) to purchase up to an aggregate of 416,668 ordinary shares, at a purchase price of $1.50 per ordinary share and associated warrant. The warrants were classified as a derivative financial liability and the initial fair value of the warrants at issuance was $350. The Company remeasured the warrants fair value at June 30, 2022 as $211 and the change in fair value was recorded in the Condensed Statement of Operations.

The terms of the Lind SPA are substantially similar to the terms of the aforementioned securities purchase agreement, and the terms of the Ordinary Warrants issued pursuant to the Lind SPA are substantially similar to the terms of the warrants issued pursuant to the aforementioned securities purchase agreement. Also, certain warrants to purchase an aggregate of 20,000 ordinary shares of the Company that were issued to Lind Global in February 2022 have been amended to have a reduced exercise price of $1.50 per ordinary share.

(4) In April 2021, the Company entered into a securities purchase agreement, including convertible debentures and warrants to purchase the Company’s ordinary shares, with Jonathan B. Rubini (“Rubini”), pursuant to which the Company obtained a convertible loan in an aggregate amount of $600, against issuance of convertible debentures, and warrants to purchase 136,571 ordinary shares with an exercise price equal to the per share price of the Company’s ordinary shares in the Nasdaq IPO in June 2021 and an expiration date of April 2026. The debentures had a six-month term from issuance and bore interest at 10% per annum. Since the Company did not pay the debenture within the six months term and until October 7, 2021, according to the agreement, the interest rises to 12% per annum until April 2022 and then the interest rate will increase to 16% per annum until a repayment date of October 7, 2023 (“repayment date”). If the Company has not paid the principal amount as of the repayment date the conversion price shall be $0.04 per share. As of December 31, 2021, the total amount of this financial liability was $648 (including the accrued interest) and the fair value amount of above warrants were $47.

In June 2022, the Company and Rubini signed an amended and restated convertible debenture which amended the terms of the original convertible debenture agreement signed on April 7, 2021. According to the amended and restated agreement the Company promised to pay Rubini the principal sum of $600 on October 7, 2022 (the “Maturity Date”) which is a one year extension from the maturity date set forth in the original debenture. The Company shall pay interest to the holder on the aggregate unconverted and then outstanding principal amount of this debenture at the rate of 10% per annum, payable on the maturity date and thereafter subject to increase. In the event the Company has not paid the principal amount of this debenture and all accrued but unpaid interest in full as of the maturity date then the interest shall increase to 12% per annum until April 7, 2023 and then the interest rate will increase to 16% per annum untilpaid in full. If the Company has not paid the principal amount as of the repayment date the conversion price shall be $0.04 per share. See also Note 9C.

Since the amendment of this convertible debenture was considered to be non-substantial, the Company accounted for it as an adjustment to the existing liability. The amended convertible debenture is now measured at amortized cost using the effective interest method and as of June 30, 2022, the total amount of this convertible debenture liability was $692.

(5) In December 2021, the Company entered into a Convertible Loan Agreement (“Lind CLA Agreement”) transaction (the “December 2021 Note”) whereby the Company entered into a securities purchase agreement relating to the purchase and sale of a senior convertible note for gross proceeds of US$5,000 with Lind Global Partners (“Lind”). The Lind CLA agreement provides for, among other things, the issuance of the December 2021 Note with a $5,800 face value, with a 24-month maturity, and a fixed conversion price of $3.50 per share (or Conversion Price) of the Company’s ordinary shares. At any time following the date that is earlier of (1) the date that is six month of the issuance date or (2) the date of effectiveness of a registration statement covering the underlying conversion shares this Note shall be convertible. The Company is required to make principal payments in 20 equal monthly instalments commencing 120 days after funding (the “Repayment”).

At the Company discretion, the repayments can be made in: (i) cash; (ii) ordinary shares (after ordinary shares are registered) (or the Repayment Shares); or a combination of both. Repayment Shares will be priced at 90% of the average of the five lowest daily VWAPs (Volume Weighted Average Price) during the 20 trading days prior to the payment date. The Company has the right to buy-back the outstanding face value of the December 2021 Note at any time with no penalty (the “Buy-Back Right”). Should the Company exercise its Buy-Back Right, Lind will have the option to convert up to 25% of the face value of the December 2021 Note at the lesser of the Conversion Price or Repayment Price (ninety percent of the average of the five lowest daily VMAPs during the twenty trading days prior to the payment date).

Additionally, the December 2021 Note ranks senior to other of the Company debt. Further, the Lind CLA Agreement provides that Lind will also receive a common shares purchase warrant to purchase up to 1,146,789 ordinary shares of the Company (the “December 2021 Warrant”). The December 2021 Warrant may be exercisable with cash payment for 60 months with an exercise price of $3.50 per ordinary share (subject to adjustments) and may be exercised on a cashless basis at any time after the earlier of (a) 120 days following the issuing date or (b) in the event that a registration statement covering the underlying Common Shares is not deemed effective. In addition, at any time prior to December 1, 2022, subject to the mutual agreement the parties may carry out a second closing for an additional $5,000. Lind was also granted a 12-month right to participate in a future financing.

The convertible debentures, as well as the warrants were classified as a derivative financial liability and their fair value measurement were applied using a Monte-Carlo simulation model. The main assumptions used in the valuation model were: (1) risk free rate 1.265%; (2) volatility of assets 60%; and (3) time until expiration, warrant -5 years, convertible debentures – 2 years.

As of December 31, 2021, the fair value amount of this convertible note was $7,242 and the fair value amount of the warrants was $1,174.

The Company has repaid in full the convertible loan in two instalments, an amount of $2.5 million was repaid in February 2022 and the remaining balance was repaid in April 2022 and as part of the April 2022 private issuance described above.

Following the April 18, 2022, securities purchase agreement the warrants to purchase an aggregate of 1,146,789 ordinary share of the Company that were issued to Lind Global in December 2021 have been amended to have a reduced exercise price of $1.50 per ordinary share. See also Note 3(3).

(5) On March 1, 2022, the Company announced that the Company’s wholly-owned subsidiary, G Medical Tests and Services, Inc., expanded its COVID-19 testing services to additional locations in California and through the Company’s acquisition of a list of potential customers from a variety of different organizations that would allow the expansion of COVID-19 tests in the US for a total of $5.2 million to be paid in milestones. In February 2022, the Company paid $1.2 million in connection with this transaction. Since such date, the milestones set forth under that arrangement have not been met by the counter party for that arrangement causing the termination of the arrangement.

(6) The Company has lease contracts for office facilities, Lab and motor vehicles used in its operations. Leases of office facilities generally have lease terms between 1 and 4 years, motor vehicles generally have lease terms of 3 years. The Company has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised in assessing the lease terms. The Company also has certain leases of office facilities with lease terms of 12 months or less. The Company applies the ‘short-term lease’ recognition exemption for these leases.

During the period the Company entered into two new lease agreements in Newhall and Irvine, California, both for a period of three years, that had been presented as part of a right-of-use asset – property, plant and equipment.

(7) On June 1, 2022, the Company furnished a report of Foreign Private Issuer on Form 6-K with the U.S. Securities and Exchange Commission to announce its belief, as of such date, that it was in current compliance with Nasdaq’s $2.5 million Shareholders’ Equity Requirement based on completing a series of transactions as described therein. As of the date of these financial statements, the Company is no longer in compliance with Nasdaq’s $2.5 million Shareholders’ Equity Requirement and the Company expects it will receive a notice from Nasdaq regarding non-compliance with relevant Nasdaq listing rules.